CAPITAL AND FINANCIAL RISK MANAGEMENT (Schedule of Movement in the Allowance for Impairment of Trade Receivables) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Balance at January 1	$ 2,324	$ 2,691
Charged to costs and expenses	225	715
Amounts written off during the year	(263)	(977)
Eliminated on disposal of business	0	(105)
Balance at December 31	$ 2,286	$ 2,324